Public Offering - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Period from closing of public offering for exercise of warrants				12 months				12 months
Payment of underwriters discounts								$ 15,000,000	$ 0	$ 0
Additional fee payable on gross proceed		$ 26,250,000		$ 26,250,000				26,250,000	0
Warrant Liability Public Warrants		41,250,000		41,250,000				48,000,000
Transfer of Public Warrants to Level 1 measurements								19,587,038
Change in fair value of warrant liability		$ 968,221	$ 0	(9,232,566)	$ 0	$ 0	$ 30,806,877	43,139,251	$ 0	$ 0
Public Warrants [Member]
Class of Stock [Line Items]
Change in fair value of warrant liability				$ 6,750,000				$ 28,412,962
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued								75,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Shares issued during the period,shares				75,000,000				75,000,000
Transfer of Public Warrants to Level 1 measurements								$ (19,587,038)
Class A common stock subject to possible redemption		75,000,000		75,000,000				75,000,000	0
IPO [Member]
Class of Stock [Line Items]
Warrant exercisable, term				90 days				90 days
Warrant redemption price per share		$ 0.10		$ 0.10				$ 0.10
Warrant redemption stock price trigger				$ 10.00				$ 10.00
Shares issued during the period,shares	75,000,000
IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant redemption period				30 days				30 days
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued		75,000,000		75,000,000				75,000,000
Offering price		$ 10.00		$ 10.00				$ 10.00
Warrant exercise price per share		11.50		11.50				11.50
Common stock, par value		0.0001		$ 0.0001				$ 0.0001
Warrant exercisable, term				30 days				30 days
Warrant expiration, term				5 years				5 years
Warrant redemption price per share		$ 0.01		$ 0.01				$ 0.01
Warrant redemption stock price trigger				$ 18.00				$ 18.00
Warrant redemption threshold trading days				20 days				20 days
Warrant redemption threshold consecutive trading days				30 days				30 days
IPO [Member] | Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant redemption period				30 days				30 days
Private Placement [Member]
Class of Stock [Line Items]
Warrants purchased by sponsor		8,500,000		8,500,000				8,500,000
Warrant exercise price per share		$ 2.00		$ 2.00				$ 2.00
Public Offering [Member]
Class of Stock [Line Items]
Percentage of underwriting commission on gross proceeds				2.00%				2.00%
Payment of underwriters discounts				$ 15,000,000				$ 15,000,000
Percentage of additional fee payable on gross proceed				3.50%				3.50%
Additional fee payable on gross proceed		$ 26,250,000		$ 26,250,000				$ 26,250,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued during the period,shares				5,000,000				5,000,000